N-2	Nov. 22, 2022
Cover [Abstract]
Entity Central Index Key	0001083220
Amendment Flag	false
Securities Act File Number	001-37527
Document Type	8-K
Entity Registrant Name	XCEL BRANDS, INC.
Entity Address, Address Line One	1333 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	347
Local Phone Number	727-2474
Entity Emerging Growth Company	false